1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
William J. Tuttle, P.C.	United States
To Call Writer Directly:		Facsimile:
+1 202 389 3350	+1 202 389 5000	+1 202 389 5200
william.tuttle@kirkland.com
www.kirkland.com

July 12, 2024

By EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Gladstone Alternative Income Fund

Registration Statement on Form N-2

Ladies and Gentlemen,

Gladstone Alternative Income Fund, a Delaware statutory trust (the “Fund”) that intends to operate as an interval fund, has today filed with the Securities and Exchange Commission a Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, relating to the Fund’s common shares of beneficial interest.

If you have any questions, please feel free to contact the undersigned by telephone at 202.389.3350 (or by email at william.tuttle@kirkland.com) or Erin M. Lett by telephone at 202.389.3359 (or by email at erin.lett@kirkland.com). Thank you for your cooperation and attention to this matter.

Sincerely,

/s/ William J. Tuttle, P.C.

William J. Tuttle, P.C.

cc:	Erin M. Lett, Kirkland & Ellis LLP

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